Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Schedule of changes in carrying amount of goodwill
	Year ended December 31,
	2017	2016

Balance at the beginning of the year	$19,441	$19,864

Foreign currency translation adjustments	1,687	(423)

Balance at the year end	$21,128	$19,441